American Century ETF Trust Statement of Additional Information Supplement

Supplement dated October 14, 2020 ■ Statement of Additional Information dated September 10, 2020
The following replaces the first paragraph under Placement of Creation Orders on page 36 of the Statement of Additional Information:
An Authorized Participant must submit an irrevocable order to purchase shares of a fund, in proper form, no later than the closing time of the regular trading session of the Listing Exchange (normally 4 p.m., Eastern time) on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a fund may require orders for Creation Units to be placed earlier in the day. Orders for Creation Units must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the transfer agent or an Authorized Participant. Orders to create shares of a fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The funds’ deadlines specified above for the submission of purchase orders is referred to as the funds’ “Cutoff Time.” The trust or its designee, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the transfer agent’s proprietary website maintained for this purpose.
The following replaces the first paragraph under Placement of Redemption Orders on page 39 of the Statement of Additional Information:
Redemption requests for Creation Units of the funds must be submitted to the transfer agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a fund, in proper form, no later than the closing of the regular trading session of the Listing Exchange (normally 4 p.m., Eastern time) on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

©2020 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-96679 2010

American Century ETF Trust Statement of Additional Information Supplement

Supplement dated October 14, 2020 ■ Statement of Additional Information dated January 1, 2020
The following replaces the first paragraph under Placement of Creation Orders on page 37 of the Statement of Additional Information:
An Authorized Participant must submit an irrevocable order to purchase shares of a fund, in proper form, no later than the closing time of the regular trading session of the Listing Exchange (normally 4 p.m., Eastern time) on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a fund may require orders for Creation Units to be placed earlier in the day. Orders for Creation Units must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the transfer agent or an Authorized Participant. Orders to create shares of a fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The funds’ deadlines specified above for the submission of purchase orders is referred to as the funds’ “Cutoff Time.” The trust or its designee, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the transfer agent’s proprietary website maintained for this purpose.
The following replaces the first paragraph under Placement of Redemption Orders on page 40 of the Statement of Additional Information:
Redemption requests for Creation Units of the funds must be submitted to the transfer agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a fund, in proper form, no later than the closing of the regular trading session of the Listing Exchange (normally 4 p.m., Eastern time) on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

©2020 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-96678 2010